UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Octavian Advisors, LP
Address: 650 Madison Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-12745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory N. Racz
Title:     President and Chief Operating Officer
Phone:     212.224.9520

Signature, Place, and Date of Signing:

     Gregory N. Racz     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $48,431 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANHEUSER BUSCH COS INC         COM              035229103      360   400000 SH  PUT  SOLE                   400000
ANHEUSER BUSCH COS INC         COM              035229103    24848   400000 SH       SOLE                   400000
BABCOCK & BROWN AIR LTD        SPONSORED ADR    05614P101     8353   836950 SH       SOLE                   836950
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    14686   700000 SH       SOLE                   700000
HSBC HLDGS PLC                 SPON ADR NEW     404280406       52    20000 SH  PUT  SOLE                    20000
ISHARES TR                     TRANSP AVE IDX   464287192       40    10000 SH  PUT  SOLE                    10000
MANITOWOC INC                  COM              563571108       60   300000 SH  CALL SOLE                   300000
RETAIL HOLDRS TR               DEP RCPT         76127U101       11    10000 SH  PUT  SOLE                    10000
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704       21    10000 SH  PUT  SOLE                    10000